Condensed Parent Company Statements of Income - SEK (kr) kr in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Statement Line items
Net sales	kr 559,780	kr 269,384	kr 855,261	kr 460,735	kr 1,206,888
Cost of sales	(53,448)	(14,214)	(67,460)	(23,242)	(60,463)
Gross income	506,332	255,169	787,801	437,493	1,146,425
Research and development expenses	(120,715)	(88,986)	(271,328)	(215,639)	(502,223)
Marketing and selling expenses	(252,985)	(191,472)	(493,132)	(358,696)	(727,740)
Administrative expenses	(166,831)	(77,151)	(268,849)	(149,698)	(332,991)
Other operating income/(expenses), net	2,696	27,267	10,179	31,294	43,473
Operating income (loss)	(31,503)	(75,172)	(235,329)	(255,246)	(373,055)
Profit/(loss) from financial items
Net financial income/(expenses)	(11,158)	4,512	(54,656)	(23,433)	(83,962)
Income (loss) before income tax	(42,661)	(70,660)	(289,985)	(278,679)	(457,017)
Income tax	(4,817)	(21,274)	(3,653)	(780)	(9,168)
Net income (loss) for the period	(47,478)	(91,934)	(293,638)	(279,459)	(466,185)
Parent Company
Statement Line items
Net sales	413,071	105,617	551,270	273,987	805,551
Cost of sales	(53,361)	(14,199)	(67,337)	(23,211)	(60,399)
Gross income	359,710	91,419	483,933	250,776	745,151
Research and development expenses	(102,227)	(77,820)	(239,871)	(196,609)	(456,970)
Marketing and selling expenses	(133,395)	(107,068)	(243,065)	(195,739)	(402,436)
Administrative expenses	(151,660)	(61,848)	(235,820)	(121,033)	(273,359)
Other operating income/(expenses), net	32,797	37,229	66,083	97,882	219,818
Operating income (loss)	5,225	(118,088)	(168,740)	(164,723)	(167,796)
Profit/(loss) from financial items
Net financial income/(expenses)	(13,639)	(3,984)	(3,236)	(22,318)	(105,722)
Income (loss) before income tax	(8,414)	(122,072)	(171,976)	(187,041)	(273,518)
Net income (loss) for the period	kr (8,414)	kr (122,072)	kr (171,976)	kr (187,041)	kr (273,518)